Shareholder Report, Average Annual Return (Details)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2025
C000250990
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ocean Park Diversified Income ETF
C000250991
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ocean Park Domestic ETF
C000250992
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ocean Park High Income ETF
C000250993
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Ocean Park International ETF
Without Sales Load [Member] | C000250990
Average Annual Return [Line Items]
Average Annual Return, Percent	3.76%
Without Sales Load [Member] | C000250991
Average Annual Return [Line Items]
Average Annual Return, Percent	2.70%
Without Sales Load [Member] | C000250992
Average Annual Return [Line Items]
Average Annual Return, Percent	2.60%
Without Sales Load [Member] | C000250993
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.44%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.25%
Morningstar US Market TR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar US Market TR USD
Average Annual Return, Percent	12.04%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	5.25%
Morningstar Global Markets ex US NR USD
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Morningstar Global Markets ex US NR USD
Average Annual Return, Percent	14.62%